Term Loan Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Term Loan Obligations

5.	Term Loan Obligations

On May 29, 2015, the Company entered into the Loan and Security Agreement, dated May 29, 2015, with Oxford (the “Loan and Security Agreement”), pursuant to which it funded an aggregate principal amount of $17.7 million (“Term Loan”), subject to the terms and conditions set forth in the Loan and Security Agreement. The Term Loan accrues interest at a floating rate of at least 8.95% per annum, comprised of three-month LIBOR rate with a floor of 1.00% plus 7.95%.  Pursuant to the Loan and Security Agreement, we were previously required to make interest only payments through June 1, 2016 and thereafter we were required to make payments of principal and accrued interest in equal monthly installments sufficient to amortize the Term Loan through June 1, 2019, the maturity date. On February 23, 2016, we received an acknowledgement and agreement from Oxford related to the positive data on our U.S. ACT-OA clinical trial. As a result, pursuant to the Loan and Security Agreement, the period for which we are required to make interest-only payments was extended from July 1, 2016 to January 1, 2017. All unpaid principal and interest with respect to the Term Loan is due and payable in full on June 1, 2019. At maturity of the Term Loan, or earlier repayment in full following voluntary prepayment or upon acceleration, we are required to make a final payment in an aggregate amount equal to approximately $1.1 million. In connection with the Term Loan, on May 29, 2015, we issued to Oxford warrants to purchase an aggregate of 188 shares of our common stock at an exercise price of $5,175 per share. These warrants became exercisable as of November 30, 2015 and will expire on May 29, 2025 and, following the authoritative accounting guidance, are equity classified and its respective fair value was recorded as a discount to the debt.

On September 20, 2017, the Company entered into an amendment to the Term Loan, pursuant to which, among other things, Oxford agreed to reduce the minimum liquidity covenant level originally at $5 million to $1.5 million.  The amendment also extended the interest-only period under the Loan and Security Agreement through August 1, 2018, as the Company successfully closed on a financing and received unrestricted net cash proceeds in excess of $5 million on or before December 29, 2017.

On June 19, 2018, the Company entered into a second amendment (the “Second Amendment”) to the Term Loan with Oxford. The Second Amendment extends the interest-only period under the Term Loan to December 1, 2018 if the Company receives unrestricted gross cash proceeds of at least $15 million from the sale and issuance of the Company’s equity securities on or before August 31, 2018. The Company agreed to pay Oxford an amendment fee of $250,000 at the earlier of maturity or acceleration of the loan.

On August 31, 2018, the Company entered into a third amendment (the “Third Amendment”) to the Term Loan with Oxford. The Third Amendment extends the interest-only period under the Term Loan to December 31, 2018 and also requires that the Company pay to Oxford, in accordance with its pro rata share of the loans, 75% of all proceeds received (i) from the issuance and sale of unsecured subordinated convertible debt, (ii) in connection with a joint venture, collaboration or other partnering transaction, (iii) in connection with any licenses, (iv) from dividends (other than non-cash dividends from wholly owned subsidiaries) and (v) from the sale of any assets (such requirement, the “Prepayment Requirement”).  The Prepayment Requirement does not apply to proceeds from the sale and issuance of the Company’s equity securities, other than convertible debt.  The Prepayment Requirement shall apply until an aggregate principle amount of $7.0 million has been paid pursuant to the Prepayment Requirement.  However, if less than $7.0 million has been paid pursuant to the Prepayment Requirement on December 31, 2018 then the Company is required to promptly make additional payments until an aggregate principal amount of $7.0 million has been paid. The Company agreed to pay Oxford an amendment fee of $50,000 at the earlier of maturity or acceleration of the loan.

On December 31, 2018, the Company entered into a fourth amendment (the “Fourth Amendment”) to the Term Loan with Oxford. Oxford agreed to extend the maturity date from June 1, 2019 to June 1, 2020.  The Fourth Amendment increased the minimum liquidity covenant level from $1.5 million to $2.0 million and extended the interest-only period under the Loan and Security Agreement to March 1, 2019. The Fourth Amendment also required that the Company achieve one of the following by January 31, 2019: enter into an asset sale agreement with a minimum unrestricted net cash proceeds to the Company of $4.0 million; enter into a binding agreement for the issuance and sale of its equity securities or unsecured convertible subordinated debt which would result in unrestricted gross cash proceeds of not less than $7.5 million; or enter into a merger agreement pursuant to which the obligations under the Loan and Security Agreement would be paid down to a level satisfactory to Oxford. The Company agreed to pay Oxford an amendment fee of $350,000 at the earlier of maturity or acceleration of the loan.

On February 13, 2019, the Company entered into a fifth amendment (the “Fifth Amendment”) to the Term Loan primarily to extend the January 31, 2019 obligations under the Fourth Amendment to February 28, 2019. On March 4, 2019, the Company entered into a sixth amendment to the Term Loan primarily to extend the Fifth Amendment obligations to March 29, 2019. On April 29, 2019, the Company entered into a seventh amendment (the “Seventh Amendment”) to the Term Loan, pursuant to which, among other things, Oxford agreed to interest only payments starting May 1, 2019, with amortization payments resuming on May 1, 2020. See Note 13 for further discussion on the Seventh Amendment.

The Term Loan, as amended, is collateralized by a security interest in substantially all of the Company’s existing and subsequently acquired assets, including its intellectual property assets, subject to certain exceptions set forth in the Loan and Security Agreement, as amended.  The intellectual property asset collateral will be released upon the Company achieving certain liquidity level when the total principal outstanding under the Loan and Security Agreement is less than $3 million. As of March 31, 2019, we were in compliance with all of the debt covenants under the Loan and Security Agreement.

Our interest expense for the three months ended March 31, 2019 and 2018 was $0.5 million and $0.4 million, respectively. Interest expense is calculated using the effective interest method, therefore it is inclusive of non-cash amortization in the amount of $0.2 million for the three months ended March 31, 2019 and $0.1 million for the three months ended March 31, 2018 , related to the amortization of the debt discount, capitalized loan costs, and accretion of final payment.

The Loan and Security Agreement, as amended, contains customary indemnification obligations and customary events of default, including, among other things, our failure to fulfill certain obligations under the Term Loan, as amended, and the occurrence of a material adverse change, which is defined as a material adverse change in our business, operations, or condition (financial or otherwise), a material impairment of the prospect of repayment of any portion of the loan. In the event of default by us or a declaration of material adverse change by our lender, under the Term Loan, the lender would be entitled to exercise its remedies thereunder, including the right to accelerate the debt, upon which we may be required to repay all amounts then outstanding under the Term Loan, which could materially harm our financial condition. As of March 31, 2019, we were in compliance with all covenants under the Term Loan and have not received any notification or indication from Oxford to invoke the material adverse change clause. However, due to our current cash flow position and the substantial doubt about our ability to continue as a going concern, the entire principal amount of the Term Loan is presented as short-term. We will continue to evaluate the debt classification on a quarterly basis and evaluate for reclassification in the future should our financial condition improve.

8.	Term Loan Obligations

On May 29, 2015, the Company entered into the Loan and Security Agreement, with Oxford (the “Loan and Security Agreement”), pursuant to which it funded an aggregate principal amount of $17.7 million (“Term Loan”), subject to the terms and conditions set forth in the Loan and Security Agreement. The Term Loan accrues interest at a floating rate of at least 8.95% per annum, comprised of three-month LIBOR rate with a floor of 1.00% plus 7.95%.  Pursuant to the Loan and Security Agreement, we were previously required to make interest only payments through June 1, 2016 and thereafter we were required to make payments of principal and accrued interest in equal monthly installments sufficient to amortize the Term Loan through June 1, 2019, the maturity date. On February 23, 2016, we received an acknowledgement and agreement from Oxford related to the positive data on our U.S. ACT-OA clinical trial. As a result, pursuant to the Loan and Security Agreement, the period for which we are required to make interest-only payments was extended from July 1, 2016 to January 1, 2017. All unpaid principal and interest with respect to the Term Loan is due and payable in full on June 1, 2019. At maturity of the Term Loan, or earlier repayment in full following voluntary prepayment or upon acceleration, we are required to make a final payment in an aggregate amount equal to approximately $1.1 million. In connection with the Term Loan, on May 29, 2015, we issued to Oxford warrants to purchase an aggregate of 188 shares of our common stock at an exercise price of $5,175 per share. These warrants became exercisable as of November 30, 2015 and will expire on May 29, 2025 and, following the authoritative accounting guidance, are equity classified and its respective fair value was recorded as a discount to the debt.

On September 20, 2017, the Company entered into an amendment to the Term Loan, pursuant to which, among other things, Oxford agreed to reduce the minimum liquidity covenant level originally at $5 million to $1.5 million.  The amendment also extended the interest-only period under the Loan Agreement through August 1, 2018, as the Company successfully closed on a financing and received unrestricted net cash proceeds in excess of $5 million on or before December 29, 2017.

On June 19, 2018, the Company entered into a second amendment (the “Second Amendment”) to the Term Loan with Oxford. The Second Amendment extends the interest-only period under the Term Loan to December 1, 2018 if the Company receives unrestricted gross cash proceeds of at least $15 million from the sale and issuance of the Company’s equity securities on or before August 31, 2018. The Company agreed to pay Oxford an amendment fee of $250,000 at the earlier of maturity or acceleration of the loan.

On August 31, 2018, the Company entered into a third amendment (the “Third Amendment”) to the Term Loan with Oxford. The Third Amendment extends the interest-only period under the Term Loan to December 31, 2018 and also requires that the Company pay to Oxford, in accordance with its pro rata share of the loans, 75% of all proceeds received (i) from the issuance and sale of unsecured subordinated convertible debt, (ii) in connection with a joint venture, collaboration or other partnering transaction, (iii) in connection with any licenses, (iv) from dividends (other than non-cash dividends from wholly owned subsidiaries) and (v) from the sale of any assets (such requirement, the “Prepayment Requirement”).  The Prepayment Requirement does not apply to proceeds from the sale and issuance of the Company’s equity securities, other than convertible debt.  The Prepayment Requirement shall apply until an aggregate principle amount of $7.0 million has been paid pursuant to the Prepayment Requirement.  However, if less than $7.0 million has been paid pursuant to the Prepayment Requirement on December 31, 2018 then the Company is required to promptly make additional payments until an aggregate principal amount of $7.0 million has been paid. The Company agreed to pay Oxford an amendment fee of $50,000 at the earlier of maturity or acceleration of the loan.

On December 31, 2018, the Company entered into a fourth amendment (the “Fourth Amendment”) to the Term Loan with Oxford. Oxford agreed to extend the maturity date from June 1, 2019 to June 1, 2020.  The Amendment increases the minimum liquidity covenant level from $1.5 million to $2.0 million and extends the interest-only period under the Loan Agreement to March 1, 2019. The Amendment also requires that the Company achieve one of the following by January 31, 2019: enter into an asset sale agreement with a minimum unrestricted net cash proceeds to the Company of $4.0 million; enter into a binding agreement for the issuance and sale of its equity securities or unsecured convertible subordinated debt which would result in unrestricted gross cash proceeds of not less than $7.5 million; or enter into a merger agreement pursuant to which the obligations under the Loan Agreement would be paid down to a level satisfactory to Oxford. The Company agreed to pay Oxford an amendment fee of $350,000 at the earlier of maturity or acceleration of the loan. On February 13, 2019, the Company entered into a fifth amendment of the loan agreement to primarily extend the January 31, 2019 obligations under the Fourth Amendment to February 28, 2019. On March 4, 2019, the Company entered into a sixth amendment of the loan agreement to primarily extend the February 13, 2019 obligations under the fifth amendment to March 29, 2019.

The Term Loan, as amended, is collateralized by a security interest in substantially all of the Company’s existing and subsequently acquired assets, including its intellectual property assets, subject to certain exceptions set forth in the Loan and Security Agreement, as amended.   The intellectual property asset collateral will be released upon the Company achieving certain liquidity levels when the total principal outstanding under the Loan Agreement is less than $3 million. As of December 31, 2018, we were in compliance with all of the debt covenants under the Loan and Security Agreement.

The Term Loan Agreement contains customary indemnification obligations and customary events of default, including, among other things, our failure to fulfill certain obligations under the Term Loan, as amended, and the occurrence of a material adverse change, which is defined as a material adverse change in our business, operations, or condition (financial or otherwise), a material impairment of the prospect of repayment of any portion of the loan. In the event of default by us or a declaration of material adverse change by our lender, under the Term Loan, the lender would be entitled to exercise its remedies thereunder, including the right to accelerate the debt, upon which we may be required to repay all amounts then outstanding under the Term Loan, which could materially harm our financial condition. As of December 31, 2018, we were in compliance with all covenants under the Term Loan and have not received any notification or indication from Oxford to invoke the material adverse change clause. However, due to our current cash flow position and the substantial doubt about our ability to continue as a going concern, the entire principal amount of the Term Loan has been reclassified to short-term. We will continue to evaluate the debt classification on a quarterly basis and evaluate for reclassification in the future should our financial condition improve.

Additional details relating to the outstanding Term Loan as of December 31, 2018 and 2017 are presented in the following table (in thousands):

Year ended December 31, 2018
Origination Date	Original Loan Amount	Interest Rate**	Current Monthly Payment***	Original Term	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$100	48 Months	$12,980

Year ended December 31, 2017
Origination Date	Original Loan Amount	Interest Rate**	Current Monthly Payment*	Original Term	Remaining Principal (Face Value)
May 2015	$17,700	8.95%	$100	48 Months	$12,980

* Monthly payment as of December 2017, which reflects interest only

** 3 month LIBOR rate with a floor of 1% plus 7.95%

*** Monthly payment as of December 2018, which reflects interest only

As of December 31, 2018, the future contractual principal and final fee payments on all of our debt and capital lease obligations are as follows (as thousands):

Years Ending December 31,
2019	$8,653
2020	6,090
Total	$14,743

Reconciliation of Face Value to Book Value as of December 31, 2018
Total debt and lease obligations, including final payment fee (Face Value)	$14,743
Less: Debt discount	(541)
Total obligation	$14,202

Our interest expense for the years ended December 31, 2018 and 2017 was $1.9 million and $2.0 million, respectively.  Interest expense is calculated using the effective interest method, therefore it is inclusive of non-cash amortization in the amount of $0.6 million and $0.7 million, respectively, related to the amortization of the debt discount, capitalized loan costs, and accretion of final payment.